Convertible Promissory Notes (Details Narrative)				3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 26, 2023 USD ($) shares	Mar. 15, 2023 USD ($)	Jul. 19, 2022 $ / shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Feb. 28, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Nov. 10, 2023	Nov. 10, 2022 USD ($)
Short-Term Debt [Line Items]
Convertible debt fair value						$ 1,617,000		$ 2,983,400	$ 2,983,400	$ 1,617,000
Proceeds from issuance of preferred Stock				$ 7,017,000	$ (294,000)				(5,355,661)	88,000
Interest expense				99,000	86,000				$ 558,082	15,878
Warrants to purchase preferred stock | shares								53,980	53,980
Measurement Input, Entity Credit Risk [Member]
Short-Term Debt [Line Items]
Debt instrument, measurement input			16
Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Debt instrument years			2 years
Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Debt instrument, measurement input			90
Measurement Input Probability [Member]
Short-Term Debt [Line Items]
Debt instrument, measurement input			70
Measurement Input Probability [Member] | Non Qualified Financing [Member]
Short-Term Debt [Line Items]
Debt instrument, measurement input			30
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount		$ 10,000,000
Debt instrument, interest rate		7.00%
Debt instrument, convertible terms of conversion feature		The principal balance of the AgeX-Serina Note with accrued interest will automatically convert into the Company’s preferred stock if the Company raises at least $25,000,000 through the sale of shares of the Company’s preferred stock. The conversion price per share shall be the lower of (a) 80% of the lowest price at which the shares of preferred stock were sold, and (b) a “capped price” equal to $105,000,000 divided by the Company’s then fully diluted capitalization. AgeX has the option to convert the AgeX-Serina Note into the Company’s preferred stock after a sale of the Company’s preferred stock regardless of the amount sold by the Company. AgeX may (i) at its election, upon a change of control (as defined in the AgeX-Serina Note), convert the AgeX-Serina Note in whole or in part into either (a) cash in an amount equal to 100% of the outstanding principal amount of the AgeX-Serina Note, plus interest, or (b) into the highest ranking shares of the Company then issued at a conversion price equal to the lowest price per share at which the most senior series of the Company’s shares has been sold in a single transaction or a series of related transactions through which the Company raised at least $5,000,000 or (ii) if the AgeX-Serina Note remains outstanding as of the maturity date, AgeX may convert the AgeX-Serina Note into the most senior shares of the Company issued at the time of conversion at a conversion price equal to the capped price.
Proceeds from issuance of preferred Stock		$ 25,000,000
Debt conversion percentage		0.80
Convertible promissory note		$ 105,000,000
Carrying value of debt		10,000,000
Convertible debt fair value		7,760,000
Proceeds from issuance of preferred Stock				$ 7,000,000	$ 2,500,000			$ 4,780,000
Convertible Promissory Note [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Proceeds from issuance of preferred Stock		$ 5,000,000
Issued Interest Bearing Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Principal amount						$ 1,350,000	$ 1,450,000			1,350,000		$ 3,650,000
Debt instrument, interest rate							6.00%				6.00%
Debt instrument, convertible terms of conversion feature						Preferred Stock issued in the Qualified Financing at a conversion price of the lesser of i) a 20% discount to the price paid by purchasers in the Qualified Financing and ii) the quotient resulted from dividing $100 million by the fully diluted capitalization of the Company immediately prior to the Qualified Financing. If the Company enters into a Non-Qualified Equity Financing (less than $15 million in proceeds), the Holder has the option to convert the Serina Convertible Notes into shares of the Company’s Preferred Stock issued in the Non-Qualified Financing at the price paid per share. The Company may also choose to optionally convert the Serina Convertible Notes into Series A-5 Preferred Stock at a price of $13 per share, and a warrant to purchase shares of Series A-5 Preferred Stock with an exercise price of $20.00, and an expiration date of December 31, 2024. If a Change in Control or an IPO occurs prior to a Qualified Financing, then the Holder has the option to convert outstanding principal and interest into common stock at a price per share equal to an amount obtained by dividing i) the Post-Money Valuation Cap ($100,000,000) by ii) the Fully Diluted Capitalization immediately prior to the conversion.	Preferred Stock issued in the Qualified Financing at a conversion price of the lesser of i) a 20% discount to the price paid by purchasers in the Qualified Financing and ii) the quotient resulted from dividing $100 million by the fully diluted capitalization of Serina immediately prior to the Qualified Financing. If Serina enters into a Non-Qualified Equity Financing (less than $15 million in proceeds), the Holder has the option to convert the Serina Convertible Notes into shares of Serina’s Preferred Stock issued in the Non-Qualified Financing at the price paid per share. Serina may also choose to optionally convert the Serina Convertible Notes into Legacy Serina Series A-5 Preferred Stock at a price of $13.31 per share, and a warrant to purchase shares of Legacy Serina Series A-5 Preferred Stock with an exercise price of $20.47, and an expiration date of December 31, 2024. If a Change in Control or an IPO occurs prior to a Qualified Financing, then the Holder has the option to convert outstanding principal and interest into common stock at a price per share equal to an amount obtained by dividing i) the Post-Money Valuation Cap ($100,000,000) by ii) the Fully Diluted Capitalization immediately prior to the conversion.
Debt conversion percentage						0.20
Diluted capitalization						$ 100,000,000				100,000,000
Debt instrument, stock price | $ / shares						$ 20.00
Post money valuation cap						$ 100,000,000				$ 100,000,000
Issued Interest Bearing Convertible Promissory Notes [Member] | Revision of Prior Period, Adjustment [Member]
Short-Term Debt [Line Items]
Principal amount							$ 100,000
Issued Interest Bearing Convertible Promissory Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Proceeds from issuance of preferred Stock						15	$ 15,000,000
Issued Interest Bearing Convertible Promissory Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Proceeds from issuance of preferred Stock						$ 15,000,000
Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest expense									$ 558,082
Principal amount	$ 1,450,000
Accrued interest	82,695
Convertible Notes [Member] | Series A Five Preferred Stock [Member]
Short-Term Debt [Line Items]
Carrying value of debt	$ 962,584
Conversion of preferred stock | shares	115,171
Warrants to purchase preferred stock | shares	117,903
Convertible Notes [Member] | Non Qualified Financing [Member]
Short-Term Debt [Line Items]
Debt instrument, conversion price | $ / shares			$ 13
Convertible Notes [Member] | Revision of Prior Period, Adjustment [Member] | Series A Five Preferred Stock [Member]
Short-Term Debt [Line Items]
Conversion of preferred stock | shares	117,903